Commitments and Contingencies - Future minimum lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
From July 1, 2020 to December 31, 2020	$ 8,435
2021	15,668	$ 8,300
2022	13,947	8,374
2023	13,637	8,292
2024	12,029	7,310
Thereafter	35,766	23,685
Total	$ 99,482	$ 66,028